10. COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	15 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Other Expenses	Dec. 31, 2012 Other Expenses	Dec. 31, 2013 Computer and Internet	Dec. 31, 2013 Llew Watkins
Monthly Salary	$ 1,000	$ 1,000			$ 3,500
Bonus Compensation				40,000
Software Expense		$ 12,000	$ 3,000